Employees' Leaving Entitlement - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Average duration of defined benefit plans	10 years	10 years 7 months 17 days